INVESTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 states		Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate	$ 1,602.8		$ 1,761.2
Collateral Held under Securities Lending, Percentage of Fair Value of Loaned Securities			102.00%
Net Investment Income, Securities Lending Program			0.2	1.2
Assets Held by Insurance Regulators	74.5		77.7
Number of Additional States Greater Than Specified Percentage of Mortgage Loan Balance	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	38.0		(114.0)	(385.0)
CALIFORNIA
Percentage of Mortgage Loan Balance	7.00%
MINNESOTA
Percentage of Mortgage Loan Balance	7.00%
ARIZONA
Percentage of Mortgage Loan Balance	6.00%
FLORIDA
Percentage of Mortgage Loan Balance	6.00%
INDIANA
Percentage of Mortgage Loan Balance	5.00%
MARYLAND
Percentage of Mortgage Loan Balance	5.00%
Minimum [Member]
Percentage of Mortgage Loan Balance	5.00%
Maximum [Member]
Percentage of Commercial Loan Balance, Noncurrent	1.00%
Estimate of Fair Value, Fair Value Disclosure [Member]
Mortgage Loans on Real Estate	1,735.4	[1]	1,762.6
Estimate of Fair Value, Fair Value Disclosure [Member] | Less Than 60% [Member]
Mortgage Loans on Real Estate	697.6	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | 60% to 70% [Member]
Mortgage Loans on Real Estate	415.6	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | 70% to 80% [Member]
Mortgage Loans on Real Estate	217.3	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | 80% to 90% [Member]
Mortgage Loans on Real Estate	241.6	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Greater Than 90% [Member]
Mortgage Loans on Real Estate	163.3	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Mortgage Loans on Real Estate	1,602.8		1,761.2
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Less Than 60% [Member]
Mortgage Loans on Real Estate	626.3	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | 60% to 70% [Member]
Mortgage Loans on Real Estate	382.5	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | 70% to 80% [Member]
Mortgage Loans on Real Estate	207.2	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | 80% to 90% [Member]
Mortgage Loans on Real Estate	218.9	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Greater Than 90% [Member]
Mortgage Loans on Real Estate	$ 167.9	[1]

[1]	Loan-to-value ratios are calculated as the ratio of: (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.